UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02739 811-10179 Name of Fund: BlackRock Basic Value Fund, Inc. Master Basic Value LLC Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer (principal executive officer), BlackRock Basic Value Fund, Inc. and Master Basic Value LLC, 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ,
08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 – 12/31/2007

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

BlackRock Basic Value Fund, Inc.

SEMI-ANNUAL REPORT DECEMBER 31, 2007 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007	6-month	12-month

U.S. equities (S&P 500 Index)	–1.37%	+ 5.49%

Small cap U.S. equities (Russell 2000 Index)	–7.53	– 1.57

International equities (MSCI Europe, Australasia, Far East Index)	+0.39	+11.17

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+5.93	+ 6.97

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+3.22	+ 3.36

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	–0.67	+ 2.27

3 Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the “Fed”) stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25% . In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflect ing the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of “What’s Ahead in 2008: An Investment Perspective,” or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary	BlackRock Basic Value Fund, Inc.

Portfolio Management Commentary

  How did the Fund perform?
  Fund returns for the period lagged the benchmark S&P 500 Citigroup Value Index. Over the past six months, large cap stocks outperformed their smaller counterparts; however, in terms of investment style, value trailed growth.

             What factors influenced performance?

  Although overweighting the health care and information technology (IT) sectors proved advantageous, this was offset by negative stock selection in these sectors. Unisys Corp., Micron Technology, Inc., Alcatel SA and LSI Corp. all dragged on performance, as did our avoidance of Apple, Inc., Microsoft Corp. and Merck & Co., three benchmark constituents that performed well. Stock selection in materials also hindered the Fund’s performance, as did an underweight position in utilities.
  The Fund benefited from stock selection in financials, particularly among capital markets names, and from underweighting the sector. Avoiding poor-performing Washington Mutual also aided relative performance.
  Stock selection in industrials was positive as well, led by shares of Raytheon Co. and Deere & Co. The combination of good stock selection and underweighting consumer discretionary and overweighting consumer staples added to the Fund’s relative results. One of the largest contribu- tors to performance was Unilever NV. Our avoidance of poor-performing Comcast Corp. was beneficial as well. Finally, the Fund benefited from an overweighting in energy and strong performance from Exxon Mobil Corp., Anadarko Petroleum Corp., Peabody Energy Corp. and GlobalSantaFe Corp.
  Describe recent portfolio activity.
  We increased the Fund’s exposure to IT, health care and telecommunica- tion services by adding to existing holdings and initiating a position in Covidien Ltd. Exposure to energy also was increased by taking the profits from the sale of GlobalSantaFe and CONSOL Energy Inc. and adding Transocean, Inc. and Nabors Industries Ltd. to the portfolio.
  We reduced exposure to industrials and consumer discretionary by trimming existing holdings in these sectors. Within consumer discre- tionary, we swapped Citadel Broadcasting Corp., McDonald’s Corp. and Comcast for new positions in Mattel, Inc., CBS Corp., Macy’s, Inc., Harley-Davidson, Inc. and The Gap, Inc.

Describe Fund positioning at period-end.

  At December 31, 2007, the Fund’s largest overweights were in energy, IT and health care. The largest underweights were in financials, utilities, consumer discretionary, industrials and telecommunication services.
  We anticipate a continued slower rate of economic growth in 2008, as corporate earnings slow and credit conditions worsen. At this writing, cyclical industries such as housing, financials, semiconductors, retail and autos are in a state of recession. We are monitoring this situation closely to help determine if recession will creep into the broader economy, as some signs indicate.
  We continue to believe that large-capitalization companies offer more compelling value propositions in this slower phase of economic growth.
  However, for the first time since 2003, we are employing a barbellapproach, slowly increasing our holdings in lower-quality cyclical areasthat have been negatively impacted over the past six months. We believemany of these names have begun to discount dire economic conditions.
Expense Example

		Actual			Hypothetical**

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2007	Dec. 31, 2007	During the Period*	July 1, 2007	Dec. 31, 2007	During the Period*

Institutional	$1,000	$937.90	$2.55	$1,000	$1,022.66	$2.67
Investor A	$1,000	$936.40	$3.97	$1,000	$1,021.19	$4.15
Investor B	$1,000	$932.40	$8.08	$1,000	$1,016.94	$8.43
Investor C	$1,000	$932.90	$7.84	$1,000	$1,017.19	$8.18
Class R	$1,000	$934.90	$5.59	$1,000	$1,019.52	$5.83

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.52% for Institutional, .81% for Investor A, 1.65% for Investor B, 1.60% for Investor C and 1.14% for Class R), multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

**	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

†The Fund invests all of its assets in Master Basic Value LLC. Master Basic Value LLC invests in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.

††This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw- Hill Companies.

†††This unmanaged Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been indentified as being on the value end of the growth-value spectrum.
Past performance is not indicative of future results.

Performance Summary for the Period Ended December 31, 2007

				Average Annual Total Returns*

		1 Year		5 Years		10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	–6.21%	+1.28%	—	+13.60%	—	+ 7.20%	—
Investor A	–6.36	+0.97	–4.33%	+13.31	+12.09%	+ 6.92	+6.35%
Investor B	–6.76	+0.14	–3.87	+12.41	+12.16	+ 6.27	+6.27
Investor C	–6.71	+0.20	–0.69	+12.43	+12.43	+ 6.09	+6.09
Class R	–6.51	+0.67	—	+13.10	—	+ 6.69	—
S&P 500 Index	–1.37	+5.49	—	+12.83	—	+ 5.91	—
S&P 500 Citigroup Value Index	–5.01	+1.99	—	+14.97	—	+ 6.68	—

*	Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees. Past performance is not indicative of future results.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

5

  About Fund Performance
  Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.
  Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).
  Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
  Shares are subject to a distribution fee of 0.75% per year and a servicefee of 0.25% per year. These shares automatically convert to Investor AShares after approximately eight years. (There is no initial sales chargefor automatic share conversions.) All returns for periods greater thaneight years reflect this conversion.
  Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.
  Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
  Shares are available only to certain retirement plans. Prior to inception,Class R Share performance results are those of Institutional Shares(which have no distribution or service fees) restated to reflect Class RShare fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on pages 4 and 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on July 1, 2007 and held through December 31, 2007)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this
Fund and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Statement of Assets and Liabilities		BlackRock Basic Value Fund, Inc.

As of December 31, 2007 (Unaudited)

Assets

Investment in Master Basic Value LLC (the “Master LLC”), at value (identified cost — $5,282,075,475)		$7,472,525,970
Prepaid expenses and other assets		65,497

Total assets		7,472,591,467

Liabilities

Payables:
Distributor	$ 1,731,354
Other affiliates	1,620,617	3,351,971

Accrued expenses		128,742

Total liabilities		3,480,713

Net Assets

Net assets		$7,469,110,754

Net Assets Consist of

Institutional Shares of Common Stock, $.10 par value, 400,000,000 shares authorized		$ 12,097,536
Investor A Shares of Common Stock, $.10 par value, 200,000,000 shares authorized		8,290,725
Investor B Shares of Common Stock, $.10 par value, 400,000,000 shares authorized		1,885,702
Investor C Shares of Common Stock, $.10 par value, 200,000,000 shares authorized		2,933,887
Class R Shares of Common Stock, $.10 par value, 400,000,000 shares authorized		121,535
Paid-in capital in excess of par		5,331,542,832
Accumulated distributions in excess of investment income — net		(84,945)
Accumulated realized capital loss allocated from the Trust — net		(78,127,013)
Unrealized appreciation allocated from the Trust — net		2,190,450,495

Net Assets		$7,469,110,754

Net Asset Value

Institutional — Based on net assets of $3,607,275,311 and 120,975,361 shares outstanding		$ 29.82

Investor A — Based on net assets of $2,458,569,759 and 82,907,249 shares outstanding		$ 29.65

Investor B — Based on net assets of $547,658,475 and 18,857,021 shares outstanding		$ 29.04

Investor C — Based on net assets of $820,544,326 and 29,338,868 shares outstanding		$ 27.97

Class R — Based on net assets of $35,062,883 and 1,215,347 shares outstanding		$ 28.85

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

7

Statement of Operations	BlackRock Basic Value Fund, Inc.

For the Six Months Ended December 31, 2007 (Unaudited)

Investment Income

Net investment income allocated from the Master LLC:
Dividends	$ 80,563,838
Interest from affiliates	4,501,388
Securities lending — net	993,883
Expenses	(17,297,878)

Total income	68,761,231

Expenses

Service and distribution fees — Investor C	$ 4,388,449
Service and distribution fees — Investor B	3,237,075
Service fees — Investor A	3,322,625
Transfer agent fees — Investor A	1,715,399
Transfer agent fees — Institutional	1,711,062
Transfer agent fees — Investor C	743,574
Transfer agent fees — Investor B	725,043
Printing and shareholder reports	159,243
Service and distribution fees — Class R	93,731
Professional fees	50,767
Registration fees	41,177
Transfer agent fees — Class R	38,792
Directors’ fees and expenses	14,699
Other	13,967

Total expenses	16,255,603

Investment income — net	52,505,628

Realized & Unrealized Gain (Loss) Allocated from the Master LLC — Net

Realized gain on investments and options written — net	413,836,254
Change in unrealized appreciation on investments — net	(989,306,826)

Total realized and unrealized loss — net	(575,470,572)

Net Decrease in Net Assets Resulting from Operations	$ (522,964,944)

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Statements of Changes in Net Assets	BlackRock Basic Value Fund, Inc.

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2007	June 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Investment income — net	$ 52,505,628	$ 108,468,628
Realized gain — net	413,836,254	679,387,077
Change in unrealized appreciation — net	(989,306,826)	999,166,510

Net increase (decrease) in net assets resulting from operations	(522,964,944)	1,787,022,215

Dividends & Distributions to Shareholders

Investment income — net:
Institutional	(32,835,679)	(90,891,682)
Investor A	(18,429,627)	(50,933,522)
Investor B	(1,294,782)	(6,050,839)
Investor C	(2,876,816)	(8,445,877)
Class R	(201,332)	(541,265)
Realized gain — net:
Institutional	(210,850,845)	(626,220,024)
Investor A	(145,029,284)	(414,731,739)
Investor B	(33,941,670)	(133,673,033)
Investor C	(50,862,726)	(143,384,675)
Class R	(2,085,725)	(5,296,869)

Net decrease in net assets resulting from dividends and distributions to shareholders	(498,408,486)	(1,480,169,525)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(15,968,275)	626,685,603

Net Assets

Total increase (decrease) in net assets	(1,037,341,705)	933,538,293
Beginning of period	8,506,452,459	7,572,914,166

End of period*	$7,469,110,754	$8,506,452,459

* Undistributed (accumulated distributions in excess of) investment income — net	$ (84,945)	$ 3,047,663

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

9

Financial Highlights					BlackRock Basic Value Fund, Inc.

			Institutional
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 33.96	$ 32.87	$ 31.19	$ 31.89	$ 25.83	$ 27.14

Investment income — net***	.26	.55	.48	.46	.40	.35
Realized and unrealized gain (loss) — net	(2.30)	6.98	3.18	.64	6.06	(.65)

Total from investment operations	(2.04)	7.53	3.66	1.10	6.46	(.30)

Less diviends and distributions
Investment income — net	(.28)	(.80)	(.47)	(.43)	(.40)	(.34)
Realized gain — net	(1.82)	(5.64)	(1.51)	(1.37)	—	(.67)

Total dividends and disributions	(2.10)	(6.44)	(1.98)	(1.80)	(.40)	(1.01)

Net asset value, end of period	$ 29.82	$ 33.96	$ 32.87	$ 31.19	$ 31.89	$ 25.83

Total Investment Return**

Based on net asset value per share	(6.21%)‡	25.11%	12.18%††	3.77%	25.23%	(.74%)

Ratios to Average Net Assets†

Expenses	.52%*	.54%	.57%	.57%	.56%	.60%

Investment income — net	1.60%*	1.63%	1.52%	1.49%	1.36%	1.48%

Supplemental Data

Net assets, end of period (in thousands)	$ 3,607,275	$ 4,071,437	$ 3,655,602	$ 3,992,702	$ 4,220,353	$ 3,564,283

Portfolio turnover of the Master LLC	20%	31%	42%	45%	33%	32%

*	Annualized.

**	Total investment returns exclude the effects of any sales charges.

***	Based on average shares outstanding.

† Includes the Fund’s share of the Master LLC’s allocated expenses and/or investment income — net.

†† For the year ended June 30, 2006, +.10% of the Fund’s Institutional Shares’ total return consists of a portion of payments by Fund Asset Management, L. . to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action. Excluding these items, the total return would have been +12.08% .

‡ Aggregate total investment return.

 See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Financial Highlights (continued)					BlackRock Basic Value Fund, Inc.

			Investor A

	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 33.78	$ 32.69	$ 31.03	$ 31.74	$ 25.72	$ 27.01

Investment income — net***	.21	.46	.40	.38	.33	.29
Realized and unrealized gain (loss) — net	(2.29)	6.95	3.16	.63	6.02	(.63)

Total from investment operations	(2.08)	7.41	3.56	1.01	6.35	(.34)

Less dividends and distributions
Investment income — net	(.23)	(.68)	(.39)	(.35)	(.33)	(.28)
Realized gain — net	(1.82)	(5.64)	(1.51)	(1.37)	—	(.67)

Total dividends and disributions	(2.05)	(6.32)	(1.90)	(1.72)	(.33)	(.95)

Net asset value, end of period	$ 29.65	$ 33.78	$ 32.69	$ 31.03	$ 31.74	$ 25.72

Total Investment Return**

Based on net asset value per share	(6.36%)‡	24.81%	11.89%††	3.49%	24.90%	(.94%)

Ratios to Average Net Assets†

Expenses	.81%*	.80%	.82%	.82%	.81%	.85%

Investment income — net	1.30%*	1.37%	1.28%	1.24%	1.11%	1.23%

Supplemental Data

Net assets, end of period (in thousands)	$ 2,458,570	$ 2,759,567	$ 2,266,626	$ 2,242,881	$ 2,223,869	$ 1,679,935

Portfolio turnover of the Master LLC	20%	31%	42%	45%	33%	32%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

***	Based on average shares outstanding.

† Includes the Fund’s share of the Master LLC’s allocated expenses and/or investment income — net.

†† For the year ended June 30, 2006, +.10% of the Fund’s Investor A Shares’ total return consists of a portion of payments by Fund Asset Management, L. . to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action. Excluding these items, the total return would have been +11.79% .

‡ Aggregate total investment return.

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

11

Financial Highlights (continued)					BlackRock Basic Value Fund, Inc.

			Investor B
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 33.10	$ 32.00	$ 30.39	$ 31.08	$ 25.19	$ 26.44

Investment income — net***	.07	.19	.15	.14	.10	.11
Realized and unrealized gain (loss) — net	(2.24)	6.80	3.09	.62	5.92	(.63)

Total from investment operations	(2.17)	6.99	3.24	.76	6.02	(.52)

Less dividends and distributions
Investment income — net	(.07)	(.25)	(.12)	(.08)	(.13)	(.06)
Realized gain — net	(1.82)	(5.64)	(1.51)	(1.37)	—	(.67)

Total dividends and disributions	(1.89)	(5.89)	(1.63)	(1.45)	(.13)	(.73)

Net asset value, end of period	$ 29.04	$ 33.10	$ 32.00	$ 30.39	$ 31.08	$ 25.19

Total Investment Return**

Based on net asset value per share	(6.76%)‡	23.82%	11.01%††	2.72%	23.95%	(1.72%)

Ratios to Average Net Assets†

Expenses	1.65%*	1.59%	1.59%	1.59%	1.58%	1.63%

Investment income — net	.46%*	.59%	.50%	.47%	.35%	.45%

Supplemental Data

Net assets, end of period (in thousands)	$ 547,658	$ 729,334	$ 860,121	$ 1,212,392	$ 1,594,286	$ 1,626,835

Portfolio turnover of the Master LLC	20%	31%	42%	45%	33%	32%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

***	Based on average shares outstanding.

† Includes the Fund’s share of the Master LLC’s allocated expenses and/or investment income — net.

†† For the year ended June 30, 2006, +.10% of the Fund’s Investor B Shares’ total return consists of a portion of payments by Fund Asset Management, L. . to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action. Excluding these items, the total return would have been +10.91% .

‡ Aggregate total investment return. See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Financial Highlights (continued)					BlackRock Basic Value Fund, Inc.

			Investor C
	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 31.97	$ 31.15	$ 29.66	$ 30.42	$ 24.68	$ 25.96

Investment income — net***	.08	.19	.15	.14	.09	.10
Realized and unrealized gain (loss) — net	(2.16)	6.60	3.01	.61	5.79	(.62)

Total from investment operations	(2.08)	6.79	3.16	.75	5.88	(.52)

Less dividends and distributions:
Investment income — net	(.10)	(.33)	(.16)	(.14)	(.14)	(.09)
Realized gain — net	(1.82)	(5.64)	(1.51)	(1.37)	—	(.67)

Total dividends and disributions	(1.92)	(5.97)	(1.67)	(1.51)	(.14)	(.76)

Net asset value, end of period	$ 27.97	$ 31.97	$ 31.15	$ 29.66	$ 30.42	$ 24.68

Total Investment Return**

Based on net asset value per share	(6.71%)‡	23.83%	11.02%††	2.70%	23.93%	(1.75%)

Ratios to Average Net Assets†

Expenses	1.60%*	1.58%	1.59%	1.59%	1.59%	1.64%

Investment income — net	.52%*	.59%	.50%	.46%	.33%	.45%

Supplemental Data

Net assets, end of period (in thousands)	$ 820,544	$ 906,972	$ 763,451	$ 743,882	$ 679,667	$ 502,623

Portfolio turnover of the Master LLC	20%	31%	42%	45%	33%	32%

*	Annualized.

**	Total investment returns exclude the effects of sales charges.

***	Based on average shares outstanding.

† Includes the Fund’s share of the Master LLC’s allocated expenses and/or investment income — net.

†† For the year ended June 30, 2006, +.10% of the Fund’s Investor C Shares’ total return consists of a portion of payments by Fund Asset Management, L. P. to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action. Excluding these items, the total return would have been +10.92% .

‡ Aggregate total investment return. See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

13

Financial Highlights (concluded)					BlackRock Basic Value Fund, Inc.

			Class R
	For the Six					For the Period
	Months Ended		For the Year Ended June 30,			January 3, 2003†
The following per share data and ratios have been derived	December 31, 2007					to June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 32.92	$ 31.98	$ 30.41	$ 31.17	$ 25.36	$ 23.65

Investment income — net**	.15	.35	.32	.30	.25	.21
Realized and unrealized gain (loss) — net	(2.22)	6.79	3.08	.63	5.93	1.50

Total from investment operations	(2.07)	7.14	3.40	.93	6.18	1.71

Less dividends and distributions:
Investment income — net	(.18)	(.56)	(.32)	(.32)	(.37)	—
Realized gain — net	(1.82)	(5.64)	(1.51)	(1.37)	—	—

Total dividends and distributions	(2.00)	(6.20)	(1.83)	(1.69)	(.37)	—

Net asset value, end of period	$ 28.85	$ 32.92	$ 31.98	$ 30.41	$ 31.17	$ 25.36

Total Investment Return

Based on net asset value per share	(6.51%)‡	24.46%	11.59%†††	3.28%	24.58%	7.23%‡

Ratios to Average Net Assets††

Expenses	1.14%*	1.09%	1.07%	1.07%	1.07%	1.10%*

Investment income — net	.97%*	1.08%	1.02%	.98%	.80%	1.09%*

Supplemental Data

Net assets, end of period (in thousands)	$ 35,063	$ 39,143	$ 27,114	$ 24,817	$ 13,821	$ 1

Portfolio turnover of the Master LLC	20%	31%	42%	45%	33%	32%

*	Annualized.

**	Based on average shares outstanding.

† Commencement of operations.

†† Includes the Fund’s share of the Master LLC’s allocated expenses and/or investment income — net.

††† For the year ended June 30, 2006, +.10% of the Fund’s Class R Shares’ total return consists of a portion of payments by Fund Asset Management, L. P. to the Master LLC for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action. Excluding these items, the total return would have been +11.49% .

‡ Aggregate total investment return. See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (Unaudited)
BlackRock Basic Value Fund, Inc.

1. Significant Accounting Policies:

BlackRock Basic Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Basic Value LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. The percentage of the Master LLC owned by the Fund at December 31, 2007 was 99.9% . The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — The Fund records its investment in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1(a) of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses — The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees — Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions — Investment transactions in the Master LLC are accounted for on a trade date basis.

(g) Recent accounting pronouncements — Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund’s financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

15

Notes to Financial Statements (continued)
BlackRock Basic Value Fund, Inc.

the implications of FAS 159 and its impact on the Fund’s financial statements, if any, has not been determined.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (“the Administrator”), an indirect, wholly owned subsidiary of BlackRock, Inc. Currently, the Fund pays no fees to the Administrator pursuant to this agreement. The Fund has also entered into separate Distribution Agreements with FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”) and has adopted separate Distribution Plans with respect to its Investor A, Investor B, Investor C and Class R Shares. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are the principal owners of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service fees and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	.25%	—
Investor B	.25%	.75%
Investor C	.25%	.75%
Class R	.25%	.25%

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder services to Investor A, Investor B, and Investor C shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing distribution-related services to Investor B, Investor C and Class R shareholders.

For the six-months ended December 31, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund’s Investor A and Institutional Shares, which totaled $382,313.

For the six-months ended December 31, 2007, affiliates received contingent deferred sales charges of $195,134 and $43,107 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $1,959, relating to transactions subject to front-end sales charge waivers in Investor A Shares.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31, 2007, the following amounts have been accrued by the Fund to reimburse the Manager for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Call Center
Fees

Institutional	$58,886
Investor A	$75,576
Investor B	$23,106
Investor C	$23,265
Class R	$ 619

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the Fund’s transfer agent.

Certain officers and/or directors of the Corporation were officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(15,968,275) and $626,685,603 for the six-months ended December 31, 2007 and year ended June 30, 2007, respectively.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (continued)			BlackRock Basic Value Fund, Inc.

Transactions in capital shares for each class were as follows:
	For the Six Months Ended		For the Year Ended
	December 31, 2007		June 30, 2007
	Shares	Amount	Shares	Amount

Institutional Shares

Shares sold	5,881,808	$ 191,700,125	16,047,597	$ 541,111,421
Shares issued resulting from reorganization	—	—	151	5,194
Shares issued to shareholders in reinvestment of dividends
and distributions	7,285,423	226,138,528	20,428,376	661,886,244

Total issued	13,167,231	417,838,653	36,476,124	1,203,002,859
Shares redeemed	(12,087,221)	(393,002,898)	(27,805,558)	(937,947,530)

Net increase	1,080,010	$ 24,835,755	8,670,566	$ 265,055,329

Investor A Shares

Shares sold and automatic conversion of shares	5,616,714	$ 181,716,739	16,596,722	$ 556,770,709
Shares issued resulting from reorganization	—	—	87,134	2,989,624
Shares issued to shareholders in reinvestment of dividends
and distributions	4,772,055	147,284,060	12,972,490	418,852,722

Total issued	10,388,769	329,000,799	29,656,346	978,613,055
Shares redeemed	(9,177,027)	(295,814,218)	(17,292,443)	(581,223,002)

Net increase	1,211,742	$ 33,186,581	12,363,903	$ 397,390,053

Investor B Shares

Shares sold	734,236	$ 23,247,828	2,344,134	$ 76,770,164
Shares issued resulting from reorganization	—	—	21,095	709,459
Shares issued to shareholders in reinvestment of dividends
and distributions	1,069,890	32,391,163	4,048,929	127,380,237

Total issued	1,804,126	55,638,991	6,414,158	204,859,860
Shares redeemed and automatic conversion of shares	(4,981,765)	(157,879,443)	(11,256,091)	(369,014,747)

Net decrease	(3,177,639)	$ (102,240,452)	(4,841,933)	$ (164,154,887)

Investor C Shares

Shares sold	1,939,373	$ 59,241,494	3,931,440	$ 125,237,099
Shares issued resulting from reorganization	—	—	18,478	600,268
Shares issued to shareholders in reinvestment of dividends
and distributions	1,701,515	49,581,265	4,533,999	138,718,355

Total issued	3,640,888	108,822,759	8,483,917	264,555,722
Shares redeemed	(2,669,802)	(81,414,184)	(4,622,643)	(147,290,507)

Net increase	971,086	$ 27,408,575	3,861,274	$ 117,265,215

Class R Shares

Shares sold	333,335	$ 10,598,089	587,695	$ 19,481,369
Shares issued to shareholders in reinvestment of dividends
and distributions	76,088	2,285,601	126,981	3,920,229

Total issued	409,423	12,883,690	714,676	23,401,598
Shares redeemed	(383,215)	(12,042,424)	(373,348)	(12,271,705)

Net increase	26,208	$ 841,266	341,328	$ 11,129,893

4. Capital Loss Carryforward:

On June 30, 2007, the Fund had a net capital loss carryforward of $186,861, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

17

Notes to Financial Statements (concluded)			BlackRock Basic Value Fund, Inc.

5. Acquisition of BlackRock Basic Value Fund II, Inc.:
On June 18, 2007, the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BlackRock Basic Value
Fund II, Inc. (“Basic Value II”), pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 270,206 shares of common stock of Basic Value II for 126,858 shares of common stock of the Fund. Basic Value II’s net assets on that date of $4,304,545, including $359,909 of net accumulated realized capital losses and
$2,965,508 of net unrealized appreciation were combined with those of the Fund. The aggregate net assets immediately after the acquisition amounted to $8,778,939,281.

Master Portfolio Summary			Master Basic Value LLC

Fund Profile as of December 31, 2007

Ten Largest Holdings	Percent of	Five Largest Industries	Percent of
(Equity Investments)	Net Assets	(Equity Investments)	Net Assets

Exxon Mobil Corp.	5.5%	Oil, Gas & Consumable Fuels	10.5%
American International Group, Inc.	4.0	Pharmaceuticals	8.7
JPMorgan Chase & Co.	2.9	Food Products	7.4
Unilever NV	2.7	Insurance	7.2
International Business Machines Corp.	2.5	Diversified Financial Services	6.6
The Bank of New York Mellon Corp.	2.5
Time Warner, Inc.	2.4	For Master LLC compliance purposes, the Master LLC's industry classifications
Verizon Communications, Inc.	2.4	refer to any one or more of the industry sub-classifications used by one or more
General Electric Co.	2.4	widely recognized market indexes or ratings group indexes, and/or as defined
Xerox Corp.	2.3	by Master LLC management. This definition may not apply for purposes of this
		report, which may combine industry sub-classifications for reporting ease.

			Percent of
			Long-Term
		Investment Criteria	Investments

		Above-Average Yield	38.1%
		Below-Average Price/Earnings Ratio	25.0
		Low Price-to-Book Value	21.7
		Special Situations	11.2
		Price-to-Cash Flow	4.0

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Schedule of Investments as of December 31, 2007 (Unaudited)			Master Basic Value LLC

				Percent of
Industry	Shares Held	Common Stocks	Value	Net Assets

Above-Average Yield
Diversified Telecommunication	3,952,797	AT&T Inc.	$ 164,278,243	2.2%
Services
Communications Equipment	9,724,100	Alcatel SA (b)(e)	71,180,412	0.9
Metals & Mining	3,280,400	Alcoa, Inc.	119,898,620	1.6
Capital Markets	3,874,294	The Bank of New York Mellon Corp.	188,910,575	2.5
Pharmaceuticals	5,777,400	Bristol-Myers Squibb Co.	153,216,648	2.0
Media	434,200	CBS Corp. Class B (e)	11,831,950	0.2
Oil, Gas & Consumable Fuels	1,673,900	Chevron Corp.	156,225,087	2.1
Multi-Utilities	178,500	Consolidated Edison, Inc.	8,719,725	0.1
Multi-Utilities	1,608,600	Dominion Resources, Inc.(e)	76,328,070	1.0
Chemicals	2,723,500	E.I. du Pont de Nemours & Co. (e)	120,079,115	1.6
Oil, Gas & Consumable Fuels	4,380,500	Exxon Mobil Corp.	410,409,045	5.5
Industrial Conglomerates	4,764,900	General Electric Co.	176,634,843	2.4
Food Products	2,701,500	General Mills, Inc.	153,985,500	2.1
Pharmaceuticals	1,689,000	GlaxoSmithKline Plc (b)(e)	85,108,710	1.1
Aerospace & Defense	1,419,700	Honeywell International, Inc.	87,410,929	1.2
Diversified Financial Services	4,984,892	JPMorgan Chase & Co.	217,590,536	2.9
Pharmaceuticals	1,467,000	Johnson & Johnson	97,848,900	1.3
Leisure Equipment & Products	783,600	Mattel, Inc.	14,919,744	0.2
Pharmaceuticals	5,191,600	Pfizer, Inc.	118,005,068	1.6
Electric Utilities	2,229,900	The Southern Co. (e)	86,408,625	1.2
Diversified Telecommunication	4,131,600	Verizon Communications, Inc.	180,509,604	2.4
Services
Pharmaceuticals	1,612,700	Wyeth	71,265,213	1.0

			2,770,765,162	37.1

Below-Average Price/
Earnings Ratio
Insurance	5,153,400	American International Group, Inc.	300,443,220	4.0
Diversified Financial Services	2,853,600	Bank of America Corp.	117,739,536	1.6
Diversified Financial Services	5,283,500	Citigroup, Inc.	155,546,240	2.1
Automobiles	165,500	Harley-Davidson, Inc.(e)	7,730,505	0.1
Computers & Peripherals	2,160,800	Hewlett-Packard Co.	109,077,184	1.5
Industrial Conglomerates	2,034,000	Koninklijke Philips Electronics NV	86,953,500	1.2
Food Products	4,700,100	Kraft Foods, Inc.	153,364,263	2.0
Capital Markets	2,757,100	Morgan Stanley (e)	146,429,581	2.0
Energy Equipment & Services	293,000	Nabors Industries Ltd. (a)(e)	8,025,270	0.1
Aerospace & Defense	1,380,400	Northrop Grumman Corp.	108,554,656	1.4
Insurance	3,150,776	The Travelers Cos., Inc.	169,511,749	2.3
Food Products	5,630,300	Unilever NV (b)	205,280,738	2.7
IT Services	16,803,375	Unisys Corp. (a)	79,479,964	1.1
Office Electronics	10,772,350	Xerox Corp.	174,404,347	2.3

			1,822,540,753	24.4

Low Price-to-Book Value
Oil, Gas & Consumable Fuels	2,039,800	Anadarko Petroleum Corp.	133,994,462	1.8
Food Products	901,321	Archer-Daniels-Midland Co.	41,848,334	0.6
Machinery	1,195,000	Deere & Co.	111,278,400	1.5
Semiconductors & Semiconductor	3,363,510	Fairchild Semiconductor International, Inc. (a)	48,535,449	0.6
Equipment
Energy Equipment & Services	3,420,800	Halliburton Co.	129,682,528	1.7

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

19

Schedule of Investments (continued)			Master Basic Value LLC

				Percent of
Industry	Shares Held	Common Stocks	Value	Net Assets

Low Price-to-Book Value (concluded)
Insurance	764,200	Hartford Financial Services Group, Inc.	$ 66,630,598	0.9%
Household Products	2,253,900	Kimberly-Clark Corp.	156,285,426	2.1
Semiconductors & Semiconductor	27,108,915	LSI Corp. (a)(e)	143,948,338	1.9
Equipment
Multiline Retail	263,100	Macy’s, Inc.	6,806,397	0.1
Semiconductors & Semiconductor	15,326,800	Micron Technology, Inc. (a)(e)	111,119,300	1.5
Equipment
Aerospace & Defense	2,695,994	Raytheon Co.	163,646,836	2.2
Computers & Peripherals	2,779,650	Sun Microsystems, Inc. (a)	50,395,055	0.7
Media	10,973,300	Time Warner, Inc.(e)	181,169,183	2.4
Industrial Conglomerates	2,239,525	Tyco International Ltd.	88,797,166	1.2
Media	2,434,200	Walt Disney Co.	78,575,976	1.0
Commercial Banks	2,232,700	Wells Fargo & Co.(e)	67,405,213	0.9

			1,580,118,661	21.1

Price-to-Cash Flow
Automobiles	2,623,900	Honda Motor Co., Ltd. (b)	86,956,046	1.2
Oil, Gas & Consumable Fuels	1,312,022	Peabody Energy Corp.(e)	80,873,036	1.1
Diversified Telecommunication Services	17,395,800	Qwest Communications International Inc.(e)	121,944,558	1.6

			289,773,640	3.9

Special Situations
Energy Equipment & Services	4,178,300	BJ Services Co.(e)	101,365,558	1.4
Health Care Equipment & Supplies	1,910,500	Baxter International, Inc.	110,904,525	1.5
Health Care Equipment & Supplies	1,959,225	Covidien Ltd.	86,774,075	1.2
Specialty Retail	445,900	The Gap, Inc.	9,488,752	0.1
Semiconductors & Semiconductor	4,245,300	Intel Corp.	113,179,698	1.5
Equipment
Computers & Peripherals	1,760,100	International Business Machines Corp.(e)	190,266,810	2.5
Pharmaceuticals	4,872,700	Schering-Plough Corp.	129,808,728	1.7
Energy Equipment & Services	523,798	Transocean, Inc. (a)	74,981,684	1.0

			816,769,830	10.9

		Total Common Stocks
		(Cost — $5,091,087,489)	7,279,968,046	97.4

Beneficial Interest		Short-Term Securities

$ 226,458,085		BlackRock Liquidity Series, LLC
		Cash Sweep Series, 5.04% (c)(d)	226,458,085
	744,041,525	BlackRock Liquidity Series, LLC
		Money Market Series, 4.78% (c)(d)(f)	744,041,525

		Total Short-Term Securities
		(Cost — $970,499,610)	970,499,610	13.0

		Total Investments Before Options Written*
		(Cost — $6,061,587,099)	8,250,467,656	110.4

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Schedule of Investments (concluded)			Master Basic Value LLC

	Number of			Percent of
	Contracts	Options Written	Value	Net Assets

Call Equity Options Written	4,000	Chevron Corp., expiring January 2008
		at USD 90	$ (1,720,000)	0.0%
	11,082	Exxon Mobil Corp., expiring January 2008
		at USD 100	(193,935)	0.0

		Total Options Written
		(Premiums Received — $3,444,744)	(1,913,935)	0.0

Total Investments, Net of Options Written (Cost — $6,058,142,355)			8,248,553,721	110.4
Liabilities in Excess of Other Assets			(774,781,060)	(10.4)

Net Assets			$ 7,473,772,661	100.0%

*	The cost and unrealized appreciation (depreciation) of investments, as of December 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 6,080,131,375

Gross unrealized appreciation	$ 2,405,395,099
Gross unrealized depreciation	(235,058,818)

Net unrealized appreciation	$ 2,170,336,281

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ 57,576,871	$4,501,809
BlackRock Liquidity Series, LLC Money Market Series	$(421,939,898)	$ 993,966

(d)	Represents the current yield as of December 31, 2007.

(e)	Security, or a portion of security, is on loan.

(f)	Security was purchased with cash proceeds from securities loans.

  For Master LLC's compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

21

Statement of Assets and Liabilities	Master Basic Value LLC

As of December 31, 2007 (Unaudited)

Assets

Investments in unaffiliated securities, at value (including securities loaned of $716,540,719) (identified cost — $5,091,087,489)		$7,279,968,046
Investments in affiliated securities, at value (identified cost — $970,499,610)		970,499,610
Receivables:
Dividends	$ 9,838,245
Contributions	7,452,574
Securities lending	203,410
Securities sold	23,076	17,517,305

Prepaid expenses and other assets		2,547,691

Total assets		8,270,532,652

Liabilities

Collateral on securities loaned, at value		744,041,525
Options written, at value (premiums received — $3,444,744)		1,913,935
Payables:
Withdrawals	46,063,149
Investment adviser	2,615,433
Securities purchased	1,941,815
Other affiliates	71,552	50,691,949

Accrued expenses and other liabilities		112,582

Total liabilities		796,759,991

Net Assets

Net assets		$ 7,473,772,661

Net Assets Consist of

Investors’ capital		$ 5,283,361,295
Unrealized appreciation — net		2,190,411,366

Net Assets		$ 7,473,772,661

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Statement of Operations	Master Basic Value LLC

For the Six Months Ended December 31, 2007 (Unaudited)

Investment Income

Dividends (net of $342,016 foreign withholding tax)	$ 80,568,701
Interest from affiliates		4,501,809
Securities lending — net		993,966

Total income		86,064,476

Expenses

Investment advisory fees	$ 16,390,939
Accounting services	507,240
Custodian fees	142,315
Professional fees	87,143
Directors’ fees and expenses	73,668
Printing and shareholder reports	3,877
Pricing fees	599
Other	93,182

Total expenses		17,298,963

Investment income — net		68,765,513

Realized & Unrealized Gain (Loss) — Net

Realized gain on:
Investments — net	412,308,817
Options written — net	1,537,279	413,846,096

Change in unrealized appreciation on:
Investments — net	(989,528,503)
Options written — net	180,972	(989,347,531)

Total realized and unrealized loss — net		(575,501,435)

Net Decrease in Net Assets Resulting from Operations	$ (506,735,922)

See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

23

Statements of Changes in Net Assets					Master Basic Value LLC

					For the	For the
				Six Months Ended		Year Ended
				December 31, 2007		June 30,
Increase (Decrease) in Net Assets:					(Unaudited)	2007

Operations

Investment income — net				$ 68,765,513		$ 141,768,022
Realized gain — net					413,846,096	680,060,641
Change in unrealized appreciation — net					(989,347,531)	999,501,265

Net increase (decrease) in net assets resulting from operations					(506,735,922)	1,821,329,928

Capital Transactions

Proceeds from contributions					865,102,201	1,281,525,079
Fair value of withdrawals				(1,394,856,547)		(2,173,906,741)

Net decrease in net assets derived from capital transactions					(529,754,346)	(892,381,662)

Net Assets

Total increase (decrease) in net assets				(1,036,490,268)		928,948,266
Beginning of period					8,510,262,929	7,581,314,663

End of period				$7,473,772,661		$8,510,262,929

See Notes to Financial Statements.

Financial Highlights					Master Basic Value LLC

	For the Six
	Months Ended
The following per share data and ratios have been derived	December 31, 2007		For the Year Ended June 30,
from information provided in the financial statements.	(Unaudited)	2007	2006	2005	2004	2003

Total Investment Return

Total investment return	(6.16%)†	25.25%	12.32%**	3.91%	25.38%	(.09%)

Ratios to Average Net Assets

Expenses	.42%*	.43%	.43%	.43%	.43%	.43%

Investment income — net	1.69%*	1.74%	1.66%	1.63%	1.50%	1.66%

Supplemental Data

Net assets, end of period (in thousands)	$ 7,473,773	$ 8,510,263	$ 7,581,315	$8,228,928	$ 8,747,240	$ 7,388,495

Portfolio turnover	20%	31%	42%	45%	33%	32%

* Annualized.

** For the year ended June 30, 2006, +.10% of the Master LLC’s total return consists of payments by Fund Asset Management, L.P. for compensation as a result of a securities class action entitlement recovery and as a result of a corporate action. Excluding these items, the total return would have been +12.22%.

†  Aggregate total investment return. See Notes to Financial Statements.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (Unaudited)
Master Basic Value LLC

1. Significant Accounting Policies:

Master Basic Value LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust. The Limited Liability Company Agreement permits the Directors to issue nontransferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Master LLC.

(a) Valuation of investments — Equity securities that are held by the Master LLC that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the- counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) and the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Master LLC employs pricing services to provide certain securities prices for the Master LLC. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Master LLC’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Master LLC are determined as of such times. Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master LLC’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Master LLC’s Board of Directors or by BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Master LLC’s Board of Directors.

(b) Derivative financial instruments — The Master LLC may engage in various portfolio investment strategies both to increase the return of the Master LLC and to hedge, or protect its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

  Options — The Master LLC may purchase and write covered call and put options. When the Master LLC writes an option, an amount equal to the premium received by the Master LLC is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Master LLC enters into a closing transaction), the Master LLC realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

25

Notes to Financial Statements (continued)
Master Basic Value LLC

(c) Foreign currency transactions — Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses on investments include the effects of foreign exchange rates on investments. The Master LLC invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes — The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(f) Securities lending — The Master LLC may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master LLC and any additional required collateral is delivered to the Master LLC on the next business day. Where the Master LLC receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Master LLC typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Master LLC receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Master LLC may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master LLC could experience delays and costs in gaining access to the collateral. The Master LLC also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements — Effective June 29, 2007, the Master LLC implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 does not have a material impact on the Master LLC’s financial statements. The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC, has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Master LLC’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays a monthly fee at the following annual rates: .60% of the Master LLC’s average daily net assets not

 BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Notes to Financial Statements (concluded)
Master Basic Value LLC

exceeding $100 million; .50% of average daily net assets in excess of $100 million but not exceeding $200 million; and .40% of average daily net assets in excess of $200 million. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”) an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a fee that is a percentage of the management fee paid by the Master LLC to the Manager.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six-months period ended December 31, 2007, BIM received $246,202 in securities lending agent fees.

In addition, MLPF&S received $709,005 in commissions on the execution of portfolio security transactions for the Master LLC for the six-months ended December 31, 2007.

For the six-months ended December 31, 2007, the Master LLC reimbursed the Manager $67,212 for certain accounting services.

Certain officers and/or Directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six-months ended December 31, 2007 were $1,571,113,145 and $2,127,384,578 respectively.

Transactions in call options written for the six-months ended December 31, 2007 were as follows:

	Number of	Premiums
	Contracts	Received

Outstanding call options written,
beginning of period	25,064	$ 7,253,677
Options written	33,678	4,452,938
Options closed	(40,660)	(7,733,879)
Options exercised	(3,000)	(527,992)

Outstanding call options written, end
of period	15,082	$3,444,744

4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC’s current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Master LLC pays a commitment fee of .06% per annum based on the Master LLC’s pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund’s election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Master LLC did not borrow under the credit agreement during the six-months ended December 31, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

27

Proxy Results

During the six-month period ended December 31, 2007, the shareholders* of BlackRock Basic Value Fund, Inc. voted on the following proposal, which was approved at a special shareholders’ meeting on September 7, 2007. This proposal was a part of the reorganization of the Fund’s Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

		Shares Voted	Shares Withheld
		For	From Voting

To elect the Fund’s Board of Directors:	James H. Bodurtha	166,394,189	4,076,263
	Bruce R. Bond	166,380,170	4,090,282
	Donald W. Burton	166,357,847	4,112,605
	Richard S. Davis	166,343,611	4,126,841
	Stuart E. Eizenstat	166,367,232	4,103,220
	Laurence D. Fink	166,368,550	4,101,902
	Kenneth A. Froot	166,358,685	4,111,767
	Henry Gabbay	166,346,201	4,124,251
	Robert M. Hernandez	166,344,122	4,126,330
	John F. O’Brien	166,355,796	4,114,656
	Roberta Cooper Ramo	166,399,227	4,071,225
	Jean Margo Reid	166,396,665	4,073,787
	David H. Walsh	166,400,561	4,069,891
	Fred G. Weiss	166,400,173	4,070,279
	Richard R. West	166,403,414	4,067,038

*	As a feeder fund of Master Basic Value LLC, the shareholders of BlackRock Basic Value Fund, Inc. also voted to elect the above-named individuals as Directors of Master Basic Value LLC.

*	Joe Grills resigned from the Advisory Board of the Fund, effective December 31, 2007.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Director
Richard R. West, Director
Joe Grills, Advisory Board Member*
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PFPC Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

29

BlackRock Fund Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund’s Board of
Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our website at
www.blackrock.com, by calling (800) 441-7762, or on the website of the Securities and Exchange Commission (the “Commission”) at
http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund’s voting securities were voted (if any) by BlackRock during the most recent 12-month period ended
June 30 is available, upon request and without charge, on our website at
www.blackrock.com, by calling (800) 441-7762 or on the website of the
Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q.
The Fund’s Forms N-Q are available on the Commission’s website at
http://www.sec.gov and may be reviewed and copied at the Commission’s
Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling
(800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM – 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Healthcare Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Developing Capital Markets Fund	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Growth Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock EuroFund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Growth Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Focus Value Fund	BlackRock International Opportunities Portfolio*	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK BASIC VALUE FUND, INC.

DECEMBER 31, 2007

31

#10247-12/07

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer (principal executive officer) of BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 21, 2008 By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: February 21, 2008